Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2023
Interest and Finance Costs [Abstract]
Interest and Finance Costs
Interest and finance costs are analyzed as follows:

	June 30,
	2023	2022
Interest on long-term debt and other financial liabilities	8,767	4,416
Convertible notes interest expense	90	380
Amortization of deferred finance costs and debt discounts	1,393	1,121
Amortization of deferred finance costs and debt discounts (shares issued to third party - non-cash)	81	154
Other	64	101
Total	10,395	6,172